Warrant Liability (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in fair value of warrants	$ (1,076,766)	$ 124,118
AgeX Therapeutics Inc [Member]
Change in fair value of warrants	35,000	$ 225,000
AgeX Therapeutics Inc [Member] | Juvenescence [Member]
Loan funds	4,000,000
Warrant [Member] | AgeX Therapeutics Inc [Member]
Secured debt	$ 15,160,000